Transactions with Related Parties, Summary (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Assets [Abstract]
Due from related parties, current	$ 1,651,486	$ 3,923,315
Due from related parties, non-current	1,590,501	1,590,501
Investment in related party, non-current	50,555,556	50,541,667
Liabilities [Abstract]
Due to related parties, current	322,778	315,000
Related Party [Member]
Liabilities [Abstract]
Due to related parties, current	322,778	315,000
Related Party [Member] | Castor Ships [Member]
Assets [Abstract]
Due from related parties, current	1,651,486	3,923,315
Due from related parties, non-current	$ 1,590,501	$ 1,590,501